Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Loss
As at June 30, 2021 and December 31, 2020, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2021	2020
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(30,617)	(44,006)
Pension adjustments, net of tax recoveries	(5,147)	(4,877)
	(35,764)	(48,883)

Schedule of Accumulated Other Comprehensive Loss
As at June 30, 2021 and December 31, 2020, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2021	2020
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(30,617)	(44,006)
Pension adjustments, net of tax recoveries	(5,147)	(4,877)
	(35,764)	(48,883)